SEGMENT REPORTING - Total assets (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Assets [Abstract]
Total Assets	¥ 566,516,660	$ 87,725,220	¥ 194,414,804
Automation product and software [Member]
Assets [Abstract]
Total Assets	156,435,379	24,224,051	81,743,307
Equipment and accessories [Member]
Assets [Abstract]
Total Assets	160,299,200	24,822,364	61,578,632
Oilfield environmental protection [Member]
Assets [Abstract]
Total Assets	139,326,144	21,574,682	51,092,865
Platform outsourcing services
Assets [Abstract]
Total Assets	¥ 110,455,937	$ 17,104,123	¥ 0